The Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Depreciation of Property, Plant and Equipment
(a)	Depreciation of property, plant and equipment

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Recognized in cost of sales	$31,660,279	29,980,415	31,599,910
Recognized in operating expenses(i)	4,140,951	3,706,146	4,093,123
	$35,801,230	33,686,561	35,693,033

Schedule of Amortization of Intangible Assets
(b)	Amortization of intangible assets

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Recognized in cost of sales	$628,606	518,403	436,815
Recognized in operating expenses(i)	-	22,566	127,871
	$628,606	540,969	564,686

Schedule of Employee Benefits Expenses
(c)	Employee benefits expenses

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Salaries and wages	$37,818,321	34,933,925	30,824,887
Labor and health insurances	1,967,688	2,009,652	1,917,244
Retirement benefits	1,917,136	1,967,557	1,776,638
Other employee benefits	3,197,324	3,839,988	3,635,371
	$44,900,469	42,751,122	38,154,140

Employee benefits expense summarized by function
Recognized in cost of sales	$34,703,579	33,455,273	29,453,257
Recognized in operating expenses(i)	10,196,890	9,295,849	8,700,883
	$44,900,469	42,751,122	38,154,140

(i)	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.